LEASES - components of our operating lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of our operating lease
Operating lease costs	$ 19,116	$ 19,116
Variable lease cost	17,613	17,461
Short-term lease cost	29,730	29,730
Total	$ 66,459	$ 66,307